Related Party Transactions (Tables)	6 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
Schedule of Nature of Relationships with Related Parties	Nature of relationships with related parties
Name	Relationship with the Company
Mr. Gang Lai	Chief Executive Officer and chairman of the Company’s Board of Directors
Ms. Lin Yang	Chief Financial Officer and Director
Ms. Xing Wu	Mr. Gang Lai’s spouse
Foshan Shangyu Investment Holding Co., Ltd (“Foshan Shangyu”)	An affiliated entity of the Company, 90% owned by and controlled by the Company’s chief executive officer

Schedule of Due to Related Parties	Due to related parties
Name	March 31, 2023	September 30, 2022
Mr. Gang Lai	$5,442,645	$3,379,263
Total due to related parties	$5,442,645	$3,379,263